NET INVESTMENT IN LEASE (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Finance Lease Abstract
Finance lease agreement with maximum lease term	5 years
Interest income on lease receivables	$ 16,024
Impairment loss of net investment in lease	$ 307,732